EQUITY (Details Narrative)																							12 Months Ended
	Jul. 16, 2024 CAD ($) shares	Jun. 19, 2024 CAD ($) shares	Jun. 14, 2024 CAD ($) shares	Apr. 09, 2024 CAD ($) shares	Apr. 08, 2024 CAD ($) shares	Apr. 05, 2024 CAD ($) shares	Mar. 14, 2024 CAD ($) shares	Jan. 04, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 21, 2023 CAD ($)	Oct. 23, 2023 CAD ($)	Oct. 10, 2023 shares	Aug. 08, 2023 shares	Jul. 19, 2023 CAD ($)	Jul. 04, 2023 CAD ($)	Apr. 27, 2023 shares	Apr. 04, 2023 CAD ($)	Jan. 03, 2023 CAD ($)	Oct. 05, 2022 CAD ($) $ / shares shares	Sep. 20, 2022 CAD ($) shares	May 03, 2022 CAD ($) shares	Jan. 13, 2022 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares	May 27, 2024 USD ($) $ / shares shares	May 27, 2024 CAD ($) shares	Dec. 21, 2023 $ / shares shares	Oct. 23, 2023 $ / shares shares	Jul. 19, 2023 $ / shares shares	Jul. 04, 2023 $ / shares shares	Apr. 04, 2023 $ / shares shares	Jan. 03, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Oct. 03, 2022 shares	Sep. 22, 2022 shares	Jul. 04, 2022 shares
IfrsStatementLineItems [Line Items]
Compensation amount | $														$ 3,424,201									$ 7,741,342	$ 4,695,751
Gross proceeds | $																									42,768,000
Number of value issued									$ 59,367,042														76,391,417	59,367,042		$ 400,500	$ 546,122
Share price | (per share)																			$ 4.33			$ 3.00				$ 15.13				$ 1.50
Proceeds from issuing other equity instruments | $														405,636
Proceeds from issuing shares | $														$ 3,018,565					$ 616,570			$ 122,950
Number of shares authorised																												2,884,616
Exercise price of outstanding share options | $ / shares																												$ 0.52
Number of shares exercised																				140,000	150,000
Proceeds from stock options exercised | $																				$ 114,800	$ 123,000				237,800
Description of maximum term of options granted for share-based payment arrangement																							may not exceed a term of ten years.
Number of shares vested																								667,500
Share-based payment expense | $																								$ 140,821	$ 153,909
Zigi Carmel [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																				7,920,000
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Compensation amount | $							$ 7,360,662
Gross proceeds | $							9,458,400
Share issuance expense | $							$ 2,097,738
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																												15,182
Number of shares exercised																				43	46
Number of shares vested																								207
Post reverse split [member] | Zigi Carmel [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																				2,452
Two directors [member]
IfrsStatementLineItems [Line Items]
Compensation amount | $						$ 53,568		$ 53,568		$ 1,996,650	$ 65,264				$ 41,871		$ 41,730	$ 41,875
Shares granted													27,819			43,847
Share price | $ / shares																												$ 0.52	$ 2.62		$ 3.82	$ 6.20	$ 6.20
Vesting description													50% of the RSUs will vest after 6 months, 25% after 9 months and 25% after a year.			25% of the RSUs will vest each 3 months with the last tranche vesting on April 27, 2024.
Proceeds from issuing other equity instruments | $										319,464
Proceeds from issuing shares | $										$ 1,677,186
Two directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted													9			14
Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Compensation amount | $		$ 22,657			$ 1,645,287
Shares granted					1,180,000
Directors and consultants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted				5,882	69,412
Consultant [member]
IfrsStatementLineItems [Line Items]
Compensation amount | $	$ 24,841			$ 143,927
Shares granted				100,000								10,935
Vesting description												the RSUs will vest over 4 months and a day.
Consultant [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted												3
Three directors [member]
IfrsStatementLineItems [Line Items]
Compensation amount | $			$ 1,205,315
Director And Consultant [Member]
IfrsStatementLineItems [Line Items]
Shares granted									93,069
Vesting description									the RSUs will vest over 4 months and a day.
Director And Consultant [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted									29
Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									10,000															10,000										10,000
Share price | $ / shares																																		$ 6.20
Number of shares exercised																									290,000
Number of shares vested																									612,500
Directors [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares									$ 1.93															$ 1.93
Directors [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares									$ 3.82															$ 3.82
Directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									31															31										3
Share price | $ / shares																																		$ 20,026
Number of shares exercised																									90
Number of shares vested																									190
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			142,395			40,983	655,369			450,000	450,000			1,733,334							6,727
Number of shares outstanding																							655,369
Subordinate voting shares [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							7,020,384
Subordinate voting shares [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							172,766
Exercise price | $ / shares																							$ 1.3643
Subordinate voting shares [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							116,680,710																614,109
Subordinate voting shares [member] | Underwritten public offering [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							134,166,665
Subordinate voting shares [member] | Underwritten public offering [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							268,333,330
Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			44			13				26,471	26,471			537							2
Subordinate voting shares [member] | Post reverse split [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							412,964
Subordinate voting shares [member] | Post reverse split [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							10,163
Subordinate voting shares [member] | Post reverse split [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							614,109																36,124
Subordinate voting shares [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						95		17,915																				2,884,616	24,869		10,961	6,727	6,727		6,727
Subordinate voting shares [member] | Two directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						6		6																				893	8		3	2	2		2
Subordinate voting shares [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		23,543			1,180,000
Subordinate voting shares [member] | Directors and consultants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,385		5,882	69,412
Subordinate voting shares [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	28,000			100,000
Subordinate voting shares [member] | Consultant [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,647
Subordinate voting shares [member] | Three directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,238,525
Subordinate voting shares [member] | Three directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			72,854
Subordinate voting shares one [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							5,299
Exercise price | $ / shares																							$ 8.1782